Fair Value Measurements - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Deferred debt issuance cost	$ 6,200,000	$ 7,400,000
Restricted cash	$ 0	$ 0
Interest Rate Swap Contracts [Member]
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Weighted average remaining terms	3 years 7 months 6 days	4 years
Interest Rate Swap Contracts [Member] | Minimum
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Notional amount per contract	$ 7,700,000	$ 8,500,000
Fixed interest rate	0.71%	1.38%
Interest Rate Swap Contracts [Member] | Maximum
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Notional amount per contract	$ 50,000,000.0	$ 50,000,000.0
Fixed interest rate	2.90%	2.90%